Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2012
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The purpose of this supplement is to describe important changes to Nuveen Multi-Manager Large-Cap Value Fund (the “Fund”). On June 24, 2013, the following changes will take place.

2.	The Fund’s name will change from “Nuveen Multi-Manager Large-Cap Value Fund” to “Nuveen Large-Cap Value Fund.”

4.	The Fund’s Principal Investment Strategies will change to the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies. Large capitalization companies are defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell 1000 Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was $699.0 million to $547.4 billion. Substantially all of the equity securities in which the Fund invests will be included in the Fund’s benchmark index, the Russell 1000 Value Index, at the time of purchase.

The Fund’s sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. The Fund’s sub-adviser will generally sell a security if its model ranking declines or research reveals a deterioration of the company’s fundamentals.

5.	The Fund’s Principal Risks will change to the following:

Equity Security Risk–The value of equity securities held in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or they may occur because of declines in only a particular country, company, industry, or sector of the market.

Investment Strategy Risk–Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Large Cap Stock Risk–To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Value Stock Risk–The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

6.	The Fund’s broad based primary benchmark index will change from the S&P 500® Index to the Russell 1000® Value Index.

Nuveen Multi-Manager Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit1_SupplementTextBlock

NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

The purpose of this supplement is to describe important changes to Nuveen Multi-Manager Large-Cap Value Fund (the “Fund”). On June 24, 2013, the following changes will take place.

2.	The Fund’s name will change from “Nuveen Multi-Manager Large-Cap Value Fund” to “Nuveen Large-Cap Value Fund.”

4.	The Fund’s Principal Investment Strategies will change to the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies. Large capitalization companies are defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell 1000 Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was $699.0 million to $547.4 billion. Substantially all of the equity securities in which the Fund invests will be included in the Fund’s benchmark index, the Russell 1000 Value Index, at the time of purchase.

The Fund’s sub-adviser will select securities using an investment process that combines quantitative techniques, fundamental analysis and risk management. Securities generally are added to the portfolio based both on security rankings provided by multi-factor quantitative models and on fundamental analysis of the securities. In addition, the sub-adviser will utilize risk management techniques to establish constraints on the amounts invested in individual securities and sectors. The Fund’s sub-adviser will generally sell a security if its model ranking declines or research reveals a deterioration of the company’s fundamentals.

5.	The Fund’s Principal Risks will change to the following:

Equity Security Risk–The value of equity securities held in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or they may occur because of declines in only a particular country, company, industry, or sector of the market.

Investment Strategy Risk–Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance. Furthermore, there can be no assurance that the quantitative models used in managing the Fund will perform as anticipated or enable the Fund to achieve its objective.

Large Cap Stock Risk–To the extent the Fund invests in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Value Stock Risk–The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

6.	The Fund’s broad based primary benchmark index will change from the S&P 500® Index to the Russell 1000® Value Index.